Subsequent events	12 Months Ended
Oct. 31, 2018
Statements Line Items
Subsequent events [Text Block]

22.      Subsequent events

Subsequent to October 31, 2018:

(a)	The Company secured, in aggregate, $383,600 in convertible debentures with one year terms. These loans have conversion features which become effective six months after initiation date.

(b)	The Company repaid $106,500 CDN and $75,600 USD in convertible debentures and $219,747 in convertible debentures were converted into 12,382,097 common shares.

(c)	The Company extended convertible debentures that were within 3 months of maturity from October 31, 2018. Extensions terms ranged from 2 to 6 months.

(d)	The Company completed two private placements with arms’ length investors realizing total proceeds of $71,000 and issued a total of 1,665,789 shares.

(e)	350,000 stock options which were issued on February 10, 2014 expired.